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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
                11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                           Invesco Aim Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 7/01/07 - 6/30/08

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21792
Reporting Period: 07/01/2007 - 06/30/2008
AIM Core Allocation Portfolio Series (ACAPS)









=================================== SERIES C ===================================


LIQUID ASSETS PORTFOLIO

Ticker:                      Security ID:  825252729
Meeting Date: MAR 28, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect 13 trustees                         FOR       FOR        Management
2     Approve a new sub-advisory agreement for  FOR       FOR        Management
      each Fund between A I M Advisors, Inc.
      and each of AIM Funds Management Inc.;
      INVESCO Asset Management Deutschland,
      GmbH; INVESCO Asset Management Ltd.;
      Invesco Asset Management (Japan) Limited;
      Invesco Australia L
3     Approve an amendment to the Trusts'       FOR       FOR        Management
      Agreements and Declarations of Trust that
      would permit each Board to terminate a
      Trust, a Fund or a share class without a
      shareholder vote.
4     Transact other business                   NONE      NONE       Management


--------------------------------------------------------------------------------

PREMIER PORTFOLIO

Ticker:                      Security ID:  00142W868
Meeting Date: FEB 29, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
2     Approve a new sub-advisory agreement for  FOR       FOR        Management
      each Fund between A I M Advisors, Inc.
      and each of AIM Funds Management Inc.;
      INVESCO Asset Management Deutschland,
      GmbH; INVESCO Asset Management Ltd.;
      Invesco Asset Management (Japan) Limited;
      Invesco Australia L
3     Approve changing certain fundamental      FOR       FOR        Management
      investment restrictions of certain of the
      Funds to provide the Funds with more
      investment flexibility.
4     N/A                                                 Did Not    Management
                                                          Vote
5     Approve making the investment             FOR       FOR        Management
      objective(s) of certain of the Funds
      non-fundamental.
7     Transact Other Business                   NONE      NONE       Management


--------------------------------------------------------------------------------

PREMIER PORTFOLIO

Ticker:                      Security ID:  00142W868
Meeting Date: MAR 28, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect 13 trustees                         FOR       FOR        Management
6     Approve an amendment to the Trusts'       FOR       FOR        Management
      Agreements and Declarations of  Trust
      that would permit each Board to terminate
      a Trust, a Fund or a share class without
      a shareholder vote.
7     Transact Other Business                   NONE      NONE       Management




=================================== SERIES M ===================================


LIQUID ASSETS PORTFOLIO

Ticker:                      Security ID:  825252729
Meeting Date: MAR 28, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect 13 trustees                         FOR       FOR        Management
2     Approve a new sub-advisory agreement for  FOR       FOR        Management
      each Fund between A I M Advisors, Inc.
      and each of AIM Funds Management Inc.;
      INVESCO Asset Management Deutschland,
      GmbH; INVESCO Asset Management Ltd.;
      Invesco Asset Management (Japan) Limited;
      Invesco Australia L
3     Approve an amendment to the Trusts'       FOR       FOR        Management
      Agreements and Declarations of Trust that
      would permit each Board to terminate a
      Trust, a Fund or a share class without a
      shareholder vote.
4     Transact other business                   NONE      NONE       Management


--------------------------------------------------------------------------------

PREMIER PORTFOLIO

Ticker:                      Security ID:  00142W868
Meeting Date: FEB 29, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
2     Approve a new sub-advisory agreement for  FOR       FOR        Management
      each Fund between A I M Advisors, Inc.
      and each of AIM Funds Management Inc.;
      INVESCO Asset Management Deutschland,
      GmbH; INVESCO Asset Management Ltd.;
      Invesco Asset Management (Japan) Limited;
      Invesco Australia L
3     Approve changing certain fundamental      FOR       FOR        Management
      investment restrictions of certain of the
      Funds to provide the Funds with more
      investment flexibility.
4     N/A                                                 Did Not    Management
                                                          Vote
5     Approve making the investment             FOR       FOR        Management
      objective(s) of certain of the Funds
      non-fundamental.
7     Transact Other Business                   NONE      NONE       Management


--------------------------------------------------------------------------------

PREMIER PORTFOLIO

Ticker:                      Security ID:  00142W-86-8
Meeting Date: MAR 28, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect 13 trustees                         FOR       FOR        Management
6     Approve an amendment to the Trusts'       FOR       FOR        Management
      Agreements and Declarations of  Trust
      that would permit each Board to terminate
      a Trust, a Fund or a share class without
      a shareholder vote.
7     Transact Other Business                   NONE      NONE       Management


========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            AIM CORE ALLOCATION PORTFOLIO SERIES


By (Signature and Title)*               /s/ PHILIP A. TAYLOR
                                        ----------------------------------------
                                        Philip A. Taylor
                                        Principal Executive Officer

Date August 28, 2008

*    Please print the name and title of the signing officer below the signature.